Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

March 31, 2019

VIPVAL-QTLY-0519
1.799871.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Media - 4.0%
GCI Liberty, Inc. (a)	104,900	$5,833,489
Liberty Global PLC Class C (a)	122,800	2,972,988
Nexstar Broadcasting Group, Inc. Class A	38,000	4,118,060
		12,924,537
CONSUMER DISCRETIONARY - 8.2%
Distributors - 0.8%
LKQ Corp. (a)	83,100	2,358,378
Hotels, Restaurants & Leisure - 2.7%
Eldorado Resorts, Inc. (a)	57,200	2,670,668
The Stars Group, Inc. (a)(b)	112,300	1,966,373
U.S. Foods Holding Corp. (a)	117,100	4,087,961
		8,725,002
Household Durables - 1.6%
D.R. Horton, Inc.	68,700	2,842,806
Mohawk Industries, Inc. (a)	17,000	2,144,550
		4,987,356
Leisure Products - 0.5%
Mattel, Inc. (a)(b)	128,600	1,671,800
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	34,100	3,581,864
Specialty Retail - 1.5%
Lowe's Companies, Inc.	28,800	3,152,736
Sally Beauty Holdings, Inc. (a)	88,300	1,625,603
		4,778,339

TOTAL CONSUMER DISCRETIONARY		26,102,739

CONSUMER STAPLES - 7.0%
Food Products - 4.2%
Conagra Brands, Inc.	123,300	3,420,342
Danone SA	26,900	2,071,326
Darling International, Inc. (a)	185,200	4,009,580
Tyson Foods, Inc. Class A	55,800	3,874,194
		13,375,442
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	53,300	2,919,774
Personal Products - 0.6%
Coty, Inc. Class A	166,200	1,911,300
Tobacco - 1.3%
Altria Group, Inc.	69,400	3,985,642

TOTAL CONSUMER STAPLES		22,192,158

ENERGY - 10.7%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	69,900	1,937,628
Oil, Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corp.	42,900	1,951,092
BP PLC sponsored ADR	100,177	4,379,738
Cenovus Energy, Inc. (Canada)	210,500	1,827,216
Cheniere Energy, Inc. (a)	48,600	3,322,296
ConocoPhillips Co.	79,300	5,292,482
Lundin Petroleum AB	104,200	3,528,138
Noble Energy, Inc.	99,200	2,453,216
Suncor Energy, Inc.	86,700	2,809,875
Teekay LNG Partners LP	157,700	2,359,192
Teekay Offshore Partners LP	579,100	694,920
Valero Energy Corp.	41,600	3,528,928
		32,147,093

TOTAL ENERGY		34,084,721

FINANCIALS - 21.0%
Banks - 5.9%
PNC Financial Services Group, Inc.	33,900	4,158,174
U.S. Bancorp	126,947	6,117,576
Wells Fargo & Co.	176,100	8,509,152
		18,784,902
Capital Markets - 6.5%
Ameriprise Financial, Inc.	27,500	3,522,750
Apollo Global Management LLC Class A	117,400	3,316,550
Ares Management Corp.	163,600	3,797,156
BlackRock, Inc. Class A	7,568	3,234,336
E*TRADE Financial Corp.	32,800	1,522,904
Invesco Ltd.	94,900	1,832,519
The Blackstone Group LP	103,200	3,608,904
		20,835,119
Consumer Finance - 2.8%
Capital One Financial Corp.	63,600	5,195,484
OneMain Holdings, Inc.	122,700	3,895,725
		9,091,209
Insurance - 5.8%
American International Group, Inc.	83,900	3,612,734
Chubb Ltd.	35,400	4,958,832
The Travelers Companies, Inc.	72,100	9,889,237
		18,460,803

TOTAL FINANCIALS		67,172,033

HEALTH CARE - 11.9%
Health Care Providers & Services - 2.6%
Cigna Corp.	27,400	4,406,468
CVS Health Corp.	70,300	3,791,279
		8,197,747
Pharmaceuticals - 9.3%
Allergan PLC	27,700	4,055,557
Bayer AG	42,400	2,730,217
Bristol-Myers Squibb Co.	112,900	5,386,459
Jazz Pharmaceuticals PLC (a)	32,274	4,613,568
Roche Holding AG (participation certificate)	21,474	5,917,266
Sanofi SA sponsored ADR	161,700	7,160,076
		29,863,143

TOTAL HEALTH CARE		38,060,890

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.5%
Huntington Ingalls Industries, Inc.	15,000	3,108,000
United Technologies Corp.	37,000	4,768,930
		7,876,930
Airlines - 1.0%
American Airlines Group, Inc.	98,100	3,115,656
Building Products - 0.8%
Masco Corp.	67,700	2,661,287
Commercial Services & Supplies - 1.0%
The Brink's Co.	40,700	3,069,187
Construction & Engineering - 0.8%
AECOM (a)	91,985	2,729,195
Road & Rail - 0.5%
Norfolk Southern Corp.	9,100	1,700,699
Trading Companies & Distributors - 2.6%
AerCap Holdings NV (a)	66,100	3,076,294
Fortress Transportation & Infrastructure Investors LLC	121,400	2,077,154
HD Supply Holdings, Inc. (a)	74,500	3,229,575
		8,383,023

TOTAL INDUSTRIALS		29,535,977

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	79,900	1,736,227
IT Services - 4.2%
Amdocs Ltd.	55,100	2,981,461
Cognizant Technology Solutions Corp. Class A	40,200	2,912,490
Conduent, Inc. (a)	124,700	1,724,601
DXC Technology Co.	34,600	2,225,126
Leidos Holdings, Inc.	55,800	3,576,222
		13,419,900
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd.	121,400	2,414,646
NXP Semiconductors NV	42,300	3,738,897
		6,153,543
Software - 1.3%
Micro Focus International PLC	155,900	4,053,310

TOTAL INFORMATION TECHNOLOGY		25,362,980

MATERIALS - 6.4%
Chemicals - 4.3%
DowDuPont, Inc.	93,181	4,967,479
Nutrien Ltd.	64,420	3,397,554
Olin Corp.	104,910	2,427,617
Westlake Chemical Corp.	41,800	2,836,548
		13,629,198
Construction Materials - 0.7%
Eagle Materials, Inc.	26,400	2,225,520
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	49,109	2,679,878
Graphic Packaging Holding Co.	147,300	1,860,399
		4,540,277

TOTAL MATERIALS		20,394,995

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.6%
American Tower Corp.	23,500	4,630,910
CubeSmart	107,700	3,450,708
Equinix, Inc.	8,700	3,942,492
Equity Lifestyle Properties, Inc.	32,500	3,714,750
Outfront Media, Inc.	91,600	2,143,440
		17,882,300
UTILITIES - 5.6%
Electric Utilities - 4.4%
NextEra Energy, Inc.	26,700	5,161,644
PPL Corp.	125,900	3,996,066
Vistra Energy Corp.	182,200	4,742,666
		13,900,376
Multi-Utilities - 1.2%
Sempra Energy	30,800	3,876,488

TOTAL UTILITIES		17,776,864

TOTAL COMMON STOCKS
(Cost $292,027,586)		311,490,194

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.48% (c)	4,133,897	4,134,724
Fidelity Securities Lending Cash Central Fund 2.48% (c)(d)	2,221,306	2,221,528
TOTAL MONEY MARKET FUNDS
(Cost $6,356,252)		6,356,252
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $298,383,838)		317,846,446
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,633,365
NET ASSETS - 100%		$319,479,811

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,263
Fidelity Securities Lending Cash Central Fund	666
Total	$11,929

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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